Long-term debt	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Long-term debt

7. Long-term debt

	As at December 31
	2018	2017
Bankers’ acceptances and prime rate loans	$337	$253
Senior secured notes – 2007 Notes
5.90%, US$5 million, maturing May 31, 2019	6	5
Senior secured notes – 2008 Notes
6.30%, US$24 million, maturing May 29, 2018	—	31
6.40%, US$4 million, maturing May 29, 2020	6	5
Senior secured notes – 2009 Notes
9.32%, US$8 million, maturing May 5, 2019	11	10
Senior secured notes – 2010 Q1 Notes
5.85%, US$10 million, maturing March 16, 2020	13	12
Senior secured notes – 2010 Q4 Notes
4.88%, US$13 million, maturing December 2, 2020	18	17
4.98%, US$6 million, maturing December 2, 2022	8	7
5.23%, US$2 million, maturing December 2, 2025	3	3
Senior secured notes – 2011 Q4 Notes
4.79%, US$12 million, maturing November 30, 2021	17	16

Total long-term debt	$419	$359

Current portion	$17	$31
Long-term portion	$402	$328

In 2018, the Company repaid senior notes in the amount of $32 million as part of normal course maturities (2017 – $26 million).

There were no senior note issuances in either 2018 or 2017.

Additional information on Obsidian Energy’s senior secured notes was as follows:

	As at December 31
	2018	2017
Weighted average remaining life (years)	2.0	2.3
Weighted average interest rate	5.8%	6.0%

The estimated fair values of the principal and interest obligations of the outstanding senior secured notes were as follows:

	As at December 31
	2018	2017
2007 Notes	$6	$6
2008 Notes	6	36
2009 Notes	11	10
2010 Q1 Notes	13	12
2010 Q4 Notes	26	25
2011 Notes	15	14

Total	$77	$103

The Company has a reserve-based syndicated credit facility, with an underlying borrowing base of $550 million, less the amount of outstanding pari passu senior notes, resulting in $470 million currently being available under the syndicated credit facility. The revolving period of the syndicated credit facility ends on May 31, 2019, with an additional one-year term out period, and is subject to a semi-annual borrowing base redetermination in May and November of each year.

Drawings on the Company’s bank facility are subject to fluctuations in short-term money market rates as they are generally held as short-term borrowings. As at December 31, 2018, 80 percent (2017 – 70 percent) of Obsidian Energy’s long-term debt instruments were exposed to changes in short-term interest rates.

At December 31, 2018, letters of credit totalling $7 million were outstanding (2017 – $14 million) that reduce the amount otherwise available to be drawn on the syndicated credit facility.

Obsidian Energy records unrealized foreign exchange gains or losses on its senior notes as amounts are translated into Canadian dollars at the rate of exchange in effect at the balance sheet date. Realized foreign exchange gains or losses are recorded upon repayment of senior notes upon their maturity. The split between realized and unrealized foreign exchange is as follows:

	Year ended December 31
	2018	2017
Realized foreign exchange loss on debt maturities	$(8)	$(6)
Unrealized foreign exchange gain	—	11

Foreign exchange gain (loss)	$(8)	$5

The Company is subject to certain financial covenants under its senior notes and syndicated credit facility. These types of financial covenants are typical for senior lending arrangements and include senior debt and total debt to Adjusted EBITDA and Senior debt and Total debt to capitalization, as more specifically defined in the applicable lending agreements. At December 31, 2018, the Company was in compliance with all of its financial covenants under such lending agreements.

In November 2018, the Company entered into amending agreements with holders of its senior notes to temporarily amend its financial covenants. The maximum Senior debt to Adjusted EBITDA ratio was less than or equal to 3.75:1 for the period of October 1, 2018 through and including December 31, 2018.

Subsequent to December 31, 2018, due to the impact of widening crude oil differentials in the fourth quarter of 2018, the Company entered into amending agreements with holders of its senior notes to temporarily amend its financial covenants for all quarters in 2019. Senior debt to Adjusted EBITDA and Total debt to Adjusted EBITDA will be reset during this period and calculated on a rolling basis starting on January 1, 2019. The maximum for both ratios will be less than or equal to 4.25:1 in 2019, decreasing to 3:1 from January 1, 2020 onwards for Senior debt to Adjusted EBITDA and 4:1 from January 1, 2020 onwards for Total debt to Adjusted EBITDA (which were the maximum ratios required prior to entering into the amending agreements).